Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	€ 1,599,113	€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,142,298	3,367,111
Accounts receivable from related parties	32,683	40,936
Inventories	2,140,771	2,067,922
Other current assets	533,436	671,835
Other current financial assets	446,504	433,740
Assets held for sale	3,595	161,013
Total current assets	7,898,400	7,922,744
Property, plant and equipment	3,486,293	3,646,126
Right-of-use assets	3,013,502	3,612,456
Intangible assets	1,254,489	1,370,080
Goodwill	13,571,394	15,170,652
Deferred taxes	236,547	229,509
Investment in equity method investees	663,652	620,831
Other non-current assets	218,225	198,325
Other non-current financial assets	659,831	795,856
Total non-current assets	23,103,933	25,643,835
Total assets	31,002,333	33,566,579
Liabilities
Accounts payable to unrelated parties	737,595	904,278
Accounts payable to related parties	97,951	80,044
Current provisions and other current liabilities	1,471,113	1,499,934
Other current financial liabilities	1,601,517	1,787,373
Short-term debt from unrelated parties	17,015	2,099
Current portion of long-term debt	1,596,029	575,283
Current portion of lease liabilities from unrelated parties	577,392	615,983
Current portion of lease liabilities from related parties	6,896	24,901
Income tax liabilities	139,595	142,654
Liabilities directly associated with assets held for sale		27,511
Total current liabilities	6,245,103	5,660,060
Long-term debt, less current portion	5,691,852	6,260,825
Lease liabilities from unrelated parties, less current portion	2,895,215	3,411,855
Lease liabilities from related parties, less current portion	11,206	87,962
Non-current provisions and other non-current liabilities	320,914	374,163
Other non-current financial liabilities	182,166	538,685
Pension liabilities	574,807	678,673
Income tax liabilities	108,738	76,953
Deferred taxes	689,523	708,890
Total non-current liabilities	10,474,421	12,138,006
Total liabilities	16,719,524	17,798,066
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 382,754,793 shares authorized, 293,413,449 issued and 279,288,885 outstanding as of December 31, 2025 (December 31, 2024: 362,370,124 shares authorized, 293,413,449 issued and outstanding)	293,413	293,413
Treasury stock, at cost	(586,094)
Additional paid-in capital	3,079,368	3,345,408
Retained earnings	12,207,913	11,266,287
Accumulated other comprehensive income (loss)	(1,684,768)	(328,545)
Total FME AG shareholders' equity	13,309,832	14,576,563
Noncontrolling interests	972,977	1,191,950
Total equity	14,282,809	15,768,513
Total liabilities and equity	€ 31,002,333	€ 33,566,579